Segment Information (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	$ 2,135,386	$ 1,358,931	$ 3,672,927	$ 2,782,103	$ 6,223,925	$ 4,495,196
Total assets	11,532,880		11,532,880		8,525,433	7,229,905
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	1,945,366	1,070,448	3,290,411	2,179,959
Total assets	10,882,023		10,882,023
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	146,379	239,704	304,870	504,696
Total assets	532,698		532,698
Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	43,641	48,779	77,646	97,448
Total assets	118,159		118,159
Hospitality
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	1,904,531	1,121,785	3,203,158	2,321,817	5,281,608	4,264,889
Total assets	6,197,470		6,197,470
Hospitality | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	1,714,511	833,302	2,820,642	1,719,673
Hospitality | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	146,379	239,704	304,870	504,696
Hospitality | Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	43,641	48,779	77,646	97,448
Residential
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	230,855	237,146	469,769	460,286	942,317	230,307
Total assets	231,633		231,633
Residential | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals	230,855	237,146	469,769	460,286
Residential | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals
Residential | Other Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Totals